REVENUE, SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF REVENUE AND COST BY MAJOR REVENUE TYPE

The following table presents revenue by major revenue type for the years ended March 31, 2024 and 2023, respectively:

	Year ended March 31,
	2023	2024
	USD	USD

Soil and rock transportation	9,858,453	8,436,223
Diesel oil trading	729,930	-
Miscellaneous construction works	554,755	5,028,207
Total	11,143,138	13,464,430

The following table presents cost by major revenue type for the years ended March 31, 2024 and 2023, respectively:

	Year ended March 31,
	2023	2024
	USD	USD

Soil and rock transportation	7,794,151	6,888,147
Diesel oil trading	692,538	-
Miscellaneous construction works	478,402	3,807,679
Total	8,965,091	10,695,826